Commitments and Contingencies - Defined Contribution Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined contribution plan
Employee maximum annual contribution as percentage of annual compensation	100.00%
Employer matching contribution percentage	6.00%
Employer contribution vesting period	4 years
Contributions by employer	$ 262	$ 86